PROPERTY, PLANT AND EQUIPMENT	9 Months Ended
Sep. 30, 2024
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 10. PROPERTY, PLANT AND EQUIPMENT
The changes in Property, Plant and Equipment are detailed below:

Item	Value at the beginning of the fiscal year	Estimated useful life, in years			Additions	Disposals	Transfers	Depreciation					Net Book Value as of
								Accumulated	Transfers	Derecognition	For the fiscal year	At closing	09.30.24	12.31.23
Measurement at Cost
Real Property	614,486,433	50			2,663,639	—	7,774,717	(97,048,512)	242,747	—	(9,649,548)	(106,455,313)	518,469,476	517,437,921
Furniture and Facilities	156,222,131	10			5,814,844	(234,324)	2,486,639	(113,347,476)	(793,995)	110,462	(7,247,139)	(121,278,148)	43,011,142	42,874,655
Machines and Equipment	401,203,496	3	and	5	43,034,432	(6,538,743)	3,259,198	(318,465,796)	(2,211,359)	5,828,874	(30,891,125)	(345,739,406)	95,218,977	82,737,700
Vehicles	6,879,629	5			884,363	(812,963)	617,206	(3,619,946)	(690,365)	608,578	(843,703)	(4,545,436)	3,022,799	3,259,683
Right of Use of Real Property (**)	115,857,477	(*)			4,890,221	(211,985)	—	(80,025,283)	—	1,030,092	(8,149,424)	(87,144,615)	33,391,098	35,832,194
Sundry	53,345,562	5	and	10	32,023	(1,136,218)	1,857,166	(38,512,468)	(649,040)	960,264	(2,681,611)	(40,882,855)	13,215,678	14,833,094
Work in Progress	19,159,515	0			24,387,351	(167,750)	(12,969,980)	—	—	—	—	—	30,409,136	19,159,515
Total	1,367,154,243				81,706,873	(9,101,983)	3,024,946	(651,019,481)	(4,102,012)	8,538,270	(59,462,550)	(706,045,773)	736,738,306	716,134,762
(*) The useful lifetime of the right of use of real property is individually defined, based on each lease agreement.
(**) The addition of contracts for rights of use of real property generates a liability for leases payable. See Note 15.
The changes in investment properties are detailed below:

Item	Value at the beginning of the fiscal year	Estimated useful life, in years	Additions	Derecognition	Transfers	Depreciation					Net Book Value as of
						Accumulated	Transfers	Derecognition	For the fiscal year	At closing	09.30.24	12.31.23
Measurement at Cost
Real Property	12,492,144	50	—	—	424	(1,804,478)	(2,040)	—	(174,740)	(1,981,258)	10,511,310	10,687,666
Total	12,492,144		—	—	424	(1,804,478)	(2,040)	—	(174,740)	(1,981,258)	10,511,310	10,687,666
The book values of the assets do not exceed the recoverable values.
The investment properties are included in Other Non-financial Assets.